Portfolio of Investments
Multisector Bond SMA Completion Portfolio, May 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 17.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DT Auto Owner Trust(a)
Series 2019-3A Class C
04/15/2025	2.740%	190,000	192,563
Exeter Automobile Receivables Trust(a)
Series 2019-2A Class C
03/15/2024	3.300%	192,817	195,194
Total Asset-Backed Securities — Non-Agency (Cost $385,886)			387,757
Money Market Funds 73.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.042%(b),(c)	1,661,092	1,660,926
Total Money Market Funds (Cost $1,660,852)		1,660,926
Total Investments in Securities (Cost: $2,046,738)		2,048,683
Other Assets & Liabilities, Net		200,222
Net Assets		2,248,905
At May 31, 2021, securities and/or cash totaling $200,705 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	1	09/2021	USD	123,852	235	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(1)	09/2021	USD	(156,531)	—	(862)
U.S. Ultra Treasury Bond	(2)	09/2021	USD	(370,500)	—	(3,911)
Total					—	(4,773)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 35	Morgan Stanley	06/20/2026	1.000	Quarterly	1.601	USD	600,000	2,937	—	—	2,937	—
Markit CDX North America High Yield Index, Series 36	Morgan Stanley	06/20/2026	5.000	Quarterly	2.869	USD	1,200,000	29,477	—	—	29,477	—
Total								32,414	—	—	32,414	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Multisector Bond SMA Completion Portfolio | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Multisector Bond SMA Completion Portfolio, May 31, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2021, the total value of these securities amounted to $387,757, which represents 17.24% of total net assets.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.042%
	1,456,677	822,760	(618,382)	(129)	1,660,926	(14)	1,139	1,661,092
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Multisector Bond SMA Completion Portfolio | Quarterly Report 2021

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3QT308_08_L01_(07/21)